INCOME TAX - Paragraphs (Details)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jun. 16, 2021 item
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Inflation adjustment allocation		100.00%
Inflation adjustment allocated to first year (as a percent)	16.67%
Number of tiered tax structures | item					3
Applicable tax rate		35.00%	34.00%	28.00%
Dividend tax rate		7.00%
Income Up To AR$5 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		25.00%
Tax Structure Staggered Rates, Maximum Taxable Net Profit		$ 5,000,000
Income Up To AR$50 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		30.00%
Income Exceeding AR$50 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		35.00%
More than $5,000,000 and up to $50,000,000 of Accumulated Taxable Net Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Structure Staggered Rates, Maximum Taxable Net Profit		$ 50,000,000
Tax Structure Staggered Rates, Fixed Amount, Minimum Taxable Net Profit		5,000,000
Tax Structure Staggered Rates, Fixed Amount, Threshold Taxable Net Income		5,000,000
Tax Structure Staggered Rates, Fixed Amount, Income Tax		1,250,000
More than $50,000,000 of Accumulated Taxable Net Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Structure Staggered Rates, Maximum Taxable Net Profit		50,000,000
Tax Structure Staggered Rates, Fixed Amount, Threshold Taxable Net Income		50,000,000
Tax Structure Staggered Rates, Fixed Amount, Income Tax		$ 14,750,000